SHARE CAPITAL AND RESERVES (Details 4)	9 Months Ended
Dec. 31, 2025 $ / shares
Statement [Line Items]
Number of Warrants outstanding	4,807,693
Weighted average remaining contractual life (years), warrants	2 years 11 months 1 day
Exercise Price 1
Statement [Line Items]
Number of Warrants outstanding	4,807,693
Weighted average exercise price outstanding, Warrants	$ 0.080
Weighted average remaining contractual life (years), warrants	2 years 11 months 1 day